Condensed Consolidated Balance Sheet (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable allowance	$ 280,000	$ 230,000	$ 0
Inventory allowance	0	2,000
Net of amortization, Right-of-use assets	484,000	349,000
Property and equipment, net of accumulated depreciation	202,000	164,000	97,000
Intangible assets, net of amortization	1,300,000
Accrued interest, related parties		82,000	41,000
Net of discount in future receipts	$ 137,000	274,000
Convertible notes payable, discount		$ 0	$ 1,082,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	28,962,589	24,496,197	12,055,491
Common stock, shares outstanding	28,962,589	24,496,197	12,055,491
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	6,000	6,000	6,000
Preferred stock, shares issued	3,246	4,396	0
Preferred stock, shares outstanding	3,246	4,396	0